Net income (loss) per share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic and diluted net loss per share for each of the periods presented are calculated as follow:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Numerator:
Net income	9,256	24,788
Change in redemption value of preferred shares	(25,332)	—
Net loss attributable to noncontrolling interests	—	522
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(16,076)	25,310
Net income (loss) per ordinary share
Basic	(0.19)	0.17
Diluted	(0.19)	0.16
Shares (Denominator):
Weighted average number of ordinary shares – basic and diluted
Basic	86,820,988	149,016,689
Diluted	86,820,988	162,618,349